Schedule of Investments (unaudited)	iShares® Europe ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
BHP Group PLC	404,842	$12,045,960
Glencore PLC(a)	2,115,839	10,780,787
Rio Tinto PLC	206,441	13,614,006
		36,440,753
Austria — 0.2%
Erste Group Bank AG	65,527	3,071,930
OMV AG	27,843	1,574,597
		4,646,527
Belgium — 1.2%
Ageas SA/NV	35,002	1,812,657
Anheuser-Busch InBev SA/NV	167,540	10,100,978
Groupe Bruxelles Lambert SA	19,744	2,205,145
KBC Group NV	65,535	5,630,848
Solvay SA	13,844	1,609,446
UCB SA	24,565	2,803,504
Umicore SA	37,460	1,528,159
		25,690,737
Denmark — 4.0%
Ambu A/S, Class B	33,331	879,731
AP Moller - Maersk A/S, Class A	579	1,920,869
AP Moller - Maersk A/S, Class B, NVS	1,138	4,061,878
Carlsberg A/S, Class B	19,339	3,338,834
Chr Hansen Holding A/S	20,358	1,605,236
Coloplast A/S, Class B	22,667	3,991,097
Danske Bank A/S	129,472	2,235,204
DSV A/S	41,312	9,626,863
Genmab A/S(a)	12,655	5,051,281
GN Store Nord A/S	26,480	1,661,508
Novo Nordisk A/S, Class B	317,921	35,710,751
Novozymes A/S, Class B	41,217	3,384,320
Orsted A/S(b)	36,588	4,685,718
Pandora A/S	19,080	2,373,378
Vestas Wind Systems A/S	195,752	5,961,652
		86,488,320
Finland — 2.1%
Elisa OYJ	29,673	1,827,142
Fortum OYJ	82,183	2,520,588
Kesko OYJ, Class B	52,477	1,749,100
Kone OYJ, Class B	78,108	5,604,926
Metso Outotec OYJ	138,393	1,469,753
Neste OYJ	83,974	4,132,845
Nokia OYJ(a)	1,029,808	6,522,480
Nordea Bank Abp	680,513	8,301,269
Sampo OYJ, Class A	96,488	4,829,034
Stora Enso OYJ, Class R	116,286	2,134,238
UPM-Kymmene OYJ	102,730	3,908,732
Wartsila OYJ Abp	94,914	1,331,242
		44,331,349
France — 17.4%
Accor SA(a)	31,542	1,022,384
Air Liquide SA	91,629	15,980,491
Airbus SE(a)	117,744	15,064,617
Alstom SA	57,463	2,040,536
Arkema SA	12,889	1,819,213
AXA SA	397,706	11,837,026
BNP Paribas SA	222,386	15,375,996
Bouygues SA	41,293	1,478,124
Security	Shares	Value

France (continued)
Bureau Veritas SA	54,679	$1,815,284
Capgemini SE	30,471	7,467,847
Carrefour SA	122,585	2,247,410
Cie. de Saint-Gobain	102,215	7,190,473
Cie. Generale des Etablissements Michelin SCA	34,290	5,616,160
Credit Agricole SA	269,875	3,847,691
Danone SA	132,124	8,212,756
Dassault Systemes SE	133,724	7,935,896
Edenred	46,922	2,166,781
Eiffage SA	14,921	1,538,411
Electricite de France SA	91,799	1,079,675
Engie SA	341,594	5,057,429
EssilorLuxottica SA	58,098	12,367,715
Eurofins Scientific SE	24,799	3,072,387
Gecina SA	10,071	1,409,242
Hermes International	6,680	11,672,453
Kering SA	14,266	11,446,347
Legrand SA	51,435	6,024,120
L’Oreal SA	47,458	22,628,576
LVMH Moet Hennessy Louis Vuitton SE	51,611	42,653,065
Orange SA	366,912	3,919,419
Pernod Ricard SA	38,986	9,379,160
Publicis Groupe SA	46,148	3,109,177
Renault SA(a)	38,435	1,333,323
Safran SA	67,633	8,279,846
Sanofi	221,303	22,206,418
Sartorius Stedim Biotech	4,520	2,482,409
Schneider Electric SE	110,057	21,636,699
SCOR SE	29,379	917,166
Societe Generale SA	152,477	5,240,438
Sodexo SA	16,202	1,420,396
STMicroelectronics NV , New	127,238	6,277,761
Suez SA	74,502	1,680,294
Teleperformance	11,394	5,093,984
Thales SA	21,031	1,789,034
TotalEnergies SE	477,954	24,327,958
Ubisoft Entertainment SA(a)	17,722	864,484
Unibail-Rodamco-Westfield(a)	22,640	1,584,330
Valeo	44,069	1,328,961
Veolia Environnement SA	123,991	4,553,431
Vinci SA	100,563	10,620,939
Vivendi SE	157,153	2,125,794
Worldline SA(a)(b)	48,398	2,693,840
		372,933,366
Germany — 12.2%
adidas AG	35,918	10,342,417
Allianz SE, Registered	79,742	18,807,837
Aroundtown SA	188,428	1,136,667
BASF SE	177,643	12,467,936
Bayer AG, Registered	190,011	10,147,401
Bayerische Motoren Werke AG	61,606	6,163,201
Beiersdorf AG	19,313	1,979,680
Brenntag SE	29,199	2,636,781
Commerzbank AG(a)	193,908	1,467,025
Continental AG(a)	20,621	2,166,554
Covestro AG(b)	37,471	2,306,264
Daimler AG, Registered	161,396	12,331,323
Daimler Truck Holding AG(a)	81,477	2,995,270
Delivery Hero SE(a)(b)	36,376	4,026,479
Deutsche Bank AG, Registered(a)	393,719	4,903,776

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	36,864	$6,155,344
Deutsche Post AG, Registered	191,717	12,331,382
Deutsche Telekom AG, Registered	654,373	12,091,168
E.ON SE	430,208	5,978,789
Fresenius Medical Care AG & Co. KGaA	39,094	2,534,393
Fresenius SE & Co. KGaA	81,006	3,255,905
GEA Group AG	32,514	1,775,894
Hannover Rueck SE	11,674	2,213,349
HeidelbergCement AG	28,720	1,943,684
HelloFresh SE(a)	33,692	2,582,089
Henkel AG & Co. KGaA	18,964	1,478,265
Infineon Technologies AG	250,272	11,522,136
LANXESS AG	15,925	984,781
LEG Immobilien SE	13,727	1,913,856
Merck KGaA	24,870	6,397,983
MTU Aero Engines AG	10,274	2,086,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,097	7,999,269
Puma SE	20,025	2,445,538
RWE AG	130,343	5,281,047
SAP SE	210,711	29,655,361
Siemens AG, Registered	153,924	26,660,065
Siemens Healthineers AG(b)	54,618	4,072,274
Symrise AG	25,039	3,703,134
Volkswagen AG	5,734	1,676,242
Vonovia SE	150,058	8,268,520
Zalando SE(a)(b)	37,520	3,022,479
		261,907,630
Ireland — 1.1%
CRH PLC	149,022	7,889,227
Flutter Entertainment PLC, Class DI(a)	29,338	4,644,605
Kerry Group PLC, Class A	29,965	3,865,954
Kingspan Group PLC	29,283	3,493,022
Ryanair Holdings PLC, ADR(a)(c)	18,454	1,888,398
Smurfit Kappa Group PLC	49,989	2,755,213
		24,536,419
Italy — 2.8%
Assicurazioni Generali SpA	234,025	4,946,052
Atlantia SpA(a)	98,349	1,951,418
Enel SpA	1,493,813	11,944,645
Eni SpA	488,151	6,784,212
Ferrari NV	24,549	6,319,058
FinecoBank Banca Fineco SpA	117,603	2,059,525
Intesa Sanpaolo SpA	3,278,350	8,467,726
Mediobanca Banca di Credito Finanziario SpA	139,182	1,597,876
Moncler SpA	41,165	2,974,922
Prysmian SpA	50,139	1,886,036
Snam SpA	396,408	2,387,634
Telecom Italia SpA/Milano	1,967,551	967,989
Terna - Rete Elettrica Nazionale	276,323	2,235,353
UniCredit SpA	428,062	6,579,888
		61,102,334
Netherlands — 10.4%
ABN AMRO Bank NV, CVA(b)	81,424	1,196,908
Adyen NV(a)(b)	5,890	15,461,248
Aegon NV	273,248	1,358,467
Akzo Nobel NV	36,051	3,960,739
ArcelorMittal SA	123,284	3,954,783
Argenx SE(a)	9,786	3,479,979

Security	Shares	Value

Netherlands (continued)
ASM International NV	7,459	$3,292,532
ASML Holding NV	79,633	63,787,613
CNH Industrial NV	189,635	3,666,441
Euronext NV(b)	19,223	1,998,499
EXOR NV	22,132	1,981,205
Heineken Holding NV	18,878	1,740,643
Heineken NV	45,349	5,103,563
IMCD NV	10,949	2,419,763
ING Groep NV	755,079	10,497,865
Just Eat Takeaway.com NV(a)(b)	29,216	1,587,331
Koninklijke Ahold Delhaize NV	201,258	6,906,437
Koninklijke DSM NV	33,663	7,581,119
Koninklijke KPN NV	666,116	2,070,358
Koninklijke Philips NV	177,107	6,555,014
NN Group NV	62,059	3,356,168
Prosus NV(a)	168,447	13,951,623
QIAGEN NV(a)	44,140	2,447,587
Randstad NV	24,762	1,689,195
Royal Dutch Shell PLC, Class A	793,221	17,382,962
Royal Dutch Shell PLC, Class B	698,794	15,343,118
Stellantis NV	429,923	8,116,334
Universal Music Group NV	255,467	7,207,240
Wolters Kluwer NV	50,587	5,954,134
		224,048,868
Norway — 0.9%
DNB Bank ASA	176,331	4,033,348
Equinor ASA	206,116	5,457,805
Mowi ASA	87,129	2,062,058
Norsk Hydro ASA	256,781	2,020,504
Orkla ASA	141,818	1,421,521
Telenor ASA	124,894	1,963,215
Yara International ASA	30,687	1,547,183
		18,505,634
Portugal — 0.2%
EDP - Energias de Portugal SA	569,353	3,127,629
Galp Energia SGPS SA	89,159	865,122
		3,992,751
Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	53,992	1,439,484
Aena SME SA(a)(b)	14,425	2,271,706
Amadeus IT Group SA(a)	86,901	5,880,089
Banco Bilbao Vizcaya Argentaria SA	1,289,637	7,648,811
Banco Santander SA	3,346,490	11,113,948
CaixaBank SA	845,397	2,309,319
Cellnex Telecom SA(b)	110,367	6,393,295
Enagas SA	40,348	937,337
Endesa SA	62,732	1,444,180
Ferrovial SA	97,129	3,037,579
Grifols SA	58,678	1,129,120
Iberdrola SA	1,120,452	13,266,125
Industria de Diseno Textil SA	216,259	6,974,359
Naturgy Energy Group SA	66,461	2,161,655
Red Electrica Corp. SA	72,128	1,559,724
Repsol SA	269,527	3,192,042
Telefonica SA	1,035,934	4,492,024
		75,250,797
Sweden — 5.3%
Alfa Laval AB	56,744	2,279,380
Assa Abloy AB, Class B	192,407	5,864,752

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Atlas Copco AB, Class A	124,012	$8,569,331
Atlas Copco AB, Class B	75,328	4,424,785
Boliden AB	53,701	2,070,696
Electrolux AB, Class B	46,555	1,127,547
Embracer Group AB(a)(c)	109,274	1,159,288
Epiroc AB, Class A	119,987	3,033,966
Epiroc AB, Class B	76,961	1,627,510
EQT AB	53,895	2,921,650
Essity AB, Class B	116,911	3,814,197
Evolution AB(b)	35,029	4,951,032
Getinge AB, Class B	42,181	1,838,339
H & M Hennes & Mauritz AB, Class B	143,235	2,810,572
Hexagon AB, Class B	400,673	6,346,878
Industrivarden AB, Class A	35,489	1,127,636
Industrivarden AB, Class C	33,099	1,037,014
Investor AB, Class B	351,387	8,817,461
Kinnevik AB, Class B(a)	45,875	1,631,022
Nibe Industrier AB, Class B	273,972	4,139,699
Sandvik AB	209,852	5,849,315
Securitas AB, Class B	63,253	870,137
Sinch AB(a)(b)	109,356	1,379,890
Skandinaviska Enskilda Banken AB, Class A	309,183	4,292,559
Skanska AB, Class B	78,199	2,020,750
SKF AB, Class B	74,180	1,754,336
Svenska Cellulosa AB SCA, Class B	119,027	2,112,051
Svenska Handelsbanken AB, Class A	291,943	3,155,303
Swedbank AB, Class A	178,120	3,579,469
Swedish Match AB	306,797	2,435,564
Tele2 AB, Class B	98,402	1,403,770
Telefonaktiebolaget LM Ericsson, Class B	558,579	6,146,067
Telia Co. AB	479,927	1,876,977
Volvo AB, Class B	304,662	7,045,761
		113,514,704
Switzerland — 16.2%
ABB Ltd., Registered	345,477	13,167,087
Adecco Group AG, Registered	31,162	1,587,933
Alcon Inc.	96,647	8,524,782
Baloise Holding AG, Registered	8,839	1,442,638
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	202	2,799,890
Chocoladefabriken Lindt & Spruengli AG, Registered	20	2,682,177
Cie. Financiere Richemont SA, Class A, Registered	100,244	14,979,944
Credit Suisse Group AG, Registered	488,631	4,737,580
Geberit AG, Registered	6,964	5,676,591
Givaudan SA, Registered	1,536	8,058,783
Holcim Ltd.	99,966	5,084,174
Julius Baer Group Ltd.	42,524	2,843,676
Kuehne + Nagel International AG, Registered	9,901	3,188,688
Logitech International SA, Registered	33,390	2,801,008
Lonza Group AG, Registered	14,403	11,991,764
Nestle SA, Registered	542,491	75,741,122
Novartis AG, Registered.	469,555	41,260,725
Partners Group Holding AG	4,389	7,245,403
Roche Holding AG, Bearer	5,283	2,364,572
Roche Holding AG, NVS	135,584	56,248,531
Schindler Holding AG, Participation Certificates, NVS	7,691	2,064,495
Schindler Holding AG, Registered	3,728	996,262
SGS SA, Registered	1,174	3,913,759
Siemens Energy AG(a)	75,563	1,927,936
Sika AG, Registered	27,422	11,397,054

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	10,241	$4,002,150
Straumann Holding AG, Registered	2,224	4,702,850
Swatch Group AG (The), Bearer	5,645	1,719,105
Swatch Group AG (The), Registered	10,612	620,448
Swiss Life Holding AG, Registered	6,007	3,670,138
Swiss Prime Site AG, Registered	15,053	1,477,722
Swiss Re AG	55,396	5,468,331
Swisscom AG, Registered	4,897	2,762,516
Temenos AG, Registered	12,887	1,776,361
UBS Group AG, Registered	710,256	12,748,586
VAT Group AG(b)	5,188	2,570,775
Vifor Pharma AG	9,072	1,611,620
Zurich Insurance Group AG	29,092	12,744,594
		348,601,770
United Kingdom — 19.8%
3i Group PLC	189,417	3,713,189
Abrdn PLC	428,987	1,397,646
Admiral Group PLC	52,435	2,244,450
Anglo American PLC	260,249	10,704,619
Ashtead Group PLC	86,901	7,005,483
Associated British Foods PLC	70,460	1,928,768
AstraZeneca PLC	298,653	34,873,513
Auto Trader Group PLC(b)	187,005	1,872,830
Aviva PLC	758,852	4,229,971
BAE Systems PLC	617,672	4,606,098
Barclays PLC	3,077,190	7,838,405
Barratt Developments PLC	198,248	2,013,106
Berkeley Group Holdings PLC	22,150	1,434,326
BP PLC	3,906,077	17,501,652
British American Tobacco PLC	438,975	16,299,891
British Land Co. PLC (The)	184,942	1,335,527
BT Group PLC	1,684,756	3,875,779
Bunzl PLC	65,924	2,575,341
Burberry Group PLC	77,518	1,913,318
Compass Group PLC(a)	344,378	7,753,218
Croda International PLC	27,035	3,703,023
DCC PLC	20,093	1,644,876
Diageo PLC	448,924	24,545,386
Direct Line Insurance Group PLC	246,157	930,129
DS Smith PLC	269,872	1,405,467
Entain PLC(a)	113,949	2,604,495
Experian PLC	187,515	9,236,213
Ferguson PLC	45,013	7,995,507
GlaxoSmithKline PLC	963,896	20,986,666
Halma PLC	72,884	3,160,167
Hargreaves Lansdown PLC	68,892	1,265,971
HSBC Holdings PLC	3,995,344	24,128,915
IMI PLC	51,574	1,216,320
Imperial Brands PLC	181,840	3,984,986
Informa PLC(a)	283,744	1,986,655
InterContinental Hotels Group PLC(a)	35,609	2,302,087
Intertek Group PLC	30,449	2,322,875
ITV PLC(a)	714,888	1,074,917
J Sainsbury PLC	335,084	1,252,532
Johnson Matthey PLC	38,721	1,075,977
Kingfisher PLC	403,201	1,854,621
Land Securities Group PLC	140,215	1,479,824
Legal & General Group PLC	1,142,180	4,612,455
Lloyds Banking Group PLC	13,613,289	8,840,352
London Stock Exchange Group PLC	62,877	5,914,847

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
M&G PLC	510,541	$1,381,173
Marks & Spencer Group PLC(a)	386,261	1,215,101
Melrose Industries PLC	849,054	1,846,509
Mondi PLC	91,621	2,272,559
National Grid PLC	744,749	10,738,749
Natwest Group PLC	1,028,042	3,148,188
Next PLC	25,384	2,807,547
Ocado Group PLC(a)	125,255	2,849,719
Pearson PLC	144,684	1,200,260
Persimmon PLC	61,317	2,376,587
Prudential PLC	527,869	9,128,357
Reckitt Benckiser Group PLC	142,453	12,262,869
RELX PLC	383,418	12,517,410
Rentokil Initial PLC	362,981	2,873,264
Rightmove PLC	168,971	1,823,330
Rolls-Royce Holdings PLC(a)	1,636,948	2,732,288
Sage Group PLC (The)	211,301	2,444,951
Schroders PLC	22,580	1,089,877
Segro PLC	233,689	4,547,992
Severn Trent PLC	50,186	2,004,023
Smith & Nephew PLC	172,349	3,007,899
Smiths Group PLC	77,799	1,665,309
Spirax-Sarco Engineering PLC	14,304	3,112,985
SSE PLC	203,852	4,557,146
St. James’s Place PLC	104,280	2,383,030
Standard Chartered PLC	485,266	2,950,797
Taylor Wimpey PLC	715,418	1,705,648
Tesco PLC	1,490,146	5,866,814
Unilever PLC	506,560	27,175,144
United Utilities Group PLC	134,770	1,988,591
Vodafone Group PLC	5,152,098	7,760,275
Weir Group PLC (The)	51,527	1,195,715
Whitbread PLC(a)	39,035	1,587,851
WPP PLC	247,677	3,771,557
		424,631,907

Total Common Stocks — 99.0% (Cost: $1,925,716,125)		2,126,623,866

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,935	906,803
Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	34,085	$2,750,356
Porsche Automobil Holding SE, Preference
Shares, NVS	28,994	2,737,403
Sartorius AG, Preference Shares, NVS	4,812	3,254,548
Volkswagen AG, Preference Shares, NVS	35,115	7,054,010
		16,703,120
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,189,092	564,494

Total Preferred Stocks — 0.8%
(Cost: $19,282,002)		17,267,614

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	3,089,038	3,089,964
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,370,000	1,370,000
		4,459,964

Total Short-Term Investments — 0.2% (Cost: $4,459,926)		4,459,964

Total Investments in Securities — 100.0% (Cost: $1,949,458,053)		2,148,351,444

Other Assets, Less Liabilities — 0.0%		97,523

Net Assets — 100.0%		$2,148,448,967

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,383,628	$—		$(5,292,486	)(a)	$1	$(1,179)	$3,089,964	3,089,038	$45,014	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	820,000	550,000	(a)	—		—	—	1,370,000	1,370,000	63		—
						$1	$(1,179)	$4,459,964		$45,077		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	56	03/18/22	$2,726	$40,912
FTSE 100 Index	15	03/18/22	1,488	19,151
				$60,063

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Europe ETF
December 31, 2021

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,323,627	$2,105,300,239	$—	$2,126,623,866
Preferred Stocks	—	17,267,614	—	17,267,614
Money Market Funds	4,459,964	—	—	4,459,964
	$25,783,591	$2,122,567,853	$—	$2,148,351,444
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$60,063	$—	$60,063

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares